Related Party Transactions	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

a) Transactions with Golar Partners and subsidiaries:

Net (expenses) revenues:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2015	2014	2015	2014
Management and administrative services revenue (a)	592	758	1,329	1,410
Ship management fees revenue (b)	1,827	1,768	3,655	3,768
Voyage expenses (c)	(13,189)	—	(32,239)	—
Interest income on Eskimo vendor loan	1,686	—	3,038	—
	(9,084)	2,526	(24,217)	5,178

a)
Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership’s vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

c)
Voyage expenses - This consist of the voyage expenses that Golar incurred for the charters of the Golar Eskimo and the Golar Grand from Golar Partners. In February 2015, Golar Partners exercised its option requiring us to charter in the Golar Grand for the period from February 16, 2015 until October 31, 2017 at approximately 75% of the hire rate paid by BG Group. We also incurred $8.8 million of incremental liability arising from the re-measurement of our guarantee obligation to Golar Partners (see note 2). For the six months ended June 30, 2015, Golar's costs in chartering the Golar Grand amounted to $19.4 million, net of the $1.5 million to the statement of income in the second quarter of 2015.

Pursuant to an agreement with Golar Partners relating to Golar Eskimo, we have paid an amount of $12.8 million for the right to use the vessel for the period from January 20, 2015 to June 30, 2015 (see note 4).

Receivables (payables): The balances with Golar Partners and its subsidiaries as of June 30, 2015 and December 31, 2014 consisted of the following:

(in thousands of $)	June 30, 2015	December 31, 2014
Trading balances due to Golar and affiliates (a)	16,936	13,337
Methane Princess security lease deposit movement (b)	(3,121)	(3,486)
$20 million revolving credit facility (c)	—	20,000
Long term loan to Golar Partners (d)	100,000	—
	113,815	29,851

a)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, charter hire expenses, advisory and administrative services and may include working capital adjustments in respect of disposals to the Partnership.  In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

b)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

c)
$20 million revolving credit facility - In April 2011, we entered into a $20 million revolving credit facility with Golar Partners. As of December 31, 2014, Golar Partners has fully drawn down the $20.0 million facility. This facility matures in April 2015 and is unsecured and interest-free. This facility was extended and repaid on June 24, 2015.

d)
Long term loan to Golar Partners - On January 20, 2015 we sold the Golar Eskimo to Golar Partners for $390.0 million of which we provided $220.0 million loan to the Partnership to part fund the purchase. The loan from us has a two year term and bears interest at LIBOR plus a blended margin of 2.84%. Of this loan, $100 million and $20 million was repaid on June 25, 2015 and June 30, 2015, respectively.

Other transactions

Disposals to Golar Partners

In January 2015, we entered into an agreement to sell our interests in the companies that own and operate the Golar Eskimo for the price of $390.0 million. The sale was completed in January 2015. We also entered into an agreement with Golar Partners pursuant to which, we are paying Golar Partners an aggregate amount of $22.0 million between January 2015 and June 2015 for the right to use the Golar Eskimo and the right to receive any fees and any hire received under the ten-year time charter with the Government of the Hashemite Kingdom of Jordan for that period. In addition, we will also receive all revenues earned from the vessel during this period including those in connection with the 20-day voyage charter entered into in early May 2015 for the collection of the vessel's commissioning cargo.

In December 2013, we entered into an agreement to sell our interest in the company that owns and operates the Golar Igloo for the price of $310.0 million. The sale was completed in March 2014 (see note 4).

Golar Grand Guarantee

In connection with the disposal of the Golar Grand to Golar Partners in November 2012, we issued an option where in the event that the charterer did not renew or extend its charter for the Golar Grand beyond February 2015, Golar Partners had the option to require us to charter the vessel through to October 2017.  The option was exercised in February 2015. Our re-assessment consequently resulted into a liability of $15.2 million from $7.2 million in December 31, 2014. For the six months ended June 30, 2015, $1.5 million of the liability has been amortised, reducing our obligation to $13.7 million as of June 30, 2015 (see note 2).

Debt Guarantee

We have issued debt guarantees to third party banks in respect of the Golar Igloo and the Golar Eskimo debt facilities which were assumed by Golar Partners pursuant to the acquisitions of the Golar Igloo and the Golar Eskimo.

b) Net income (expenses) from (due to) other related parties (excluding Golar Partners):

	Six months ended June 30,
(in thousands of $)	2015	2014
Frontline Ltd. and subsidiaries ("Frontline")	—	(110)
Ship Finance AS ("Ship Finance")	—	41
Seatankers Management Company Limited ("Seatankers")	—	(8)
Seadrill Ltd and subsidiaries ("Seadrill")	—	103
Golar Wilhemsen	(3,123)	(7,230)
	(3,123)	(7,204)

(Payables to) receivables from related parties (excluding Golar Partners):

(in thousands of $)	June 30, 2015	December 31, 2014
Golar Wilhemsen	80	(1,394)
	80	(1,394)

We used to transact business with the following parties, being companies in which World Shipholding, a major shareholder of Golar until September 2014, and companies associated with World Shipholding had a significant interest: Frontline, Ship Finance, Seatankers and Seadrill.

Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities.   Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services.

As of June 30, 2015, we held a 60% ownership interest in Golar Wilhelmsen, which we account for using the equity method.  Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services. Amounts due to Golar Wilhelmsen are included within "trade accounts payable" in our consolidated balance sheet.